SHORT-TERM BANK LOANS AND CURRENT MATURITIES OF LONG-TERM LOANS AND OTHER BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2022
SHORT-TERM BANK LOANS AND CURRENT MATURITIES OF LONG-TERM BANK LOANS AND OTHER BORROWINGS
Schedule of short-term bank loans and current maturities of long-term borrowings

	2021	2022
Short-term bank loans	6,682	8,191
Current maturities of long-term borrowings	9,690	8,858
Total	16,372	17,049

Schedule of short-term bank loans

	Outstanding
Lenders	2021	2022
Related parties
Bank Mandiri	550	3,483
BNI	1,028	979
Sub-total	1,578	4,462
Third parties
PT Bank HSBC Indonesia ("HSBC")	1,937	1,836
MUFG Bank ("MUFG")	1,853	1,349
PT Bank DBS Indonesia ("DBS")	545	475
UOB	400	—
PT Bank Central Asia ("BCA")	350	—
Others (each below Rp100 billion)	19	69
Sub-total	5,104	3,729
Total	6,682	8,191

Schedule of short-term bank loans, other significant information

		Total
		facility
		(in			Interest rate per
	Borrower	billions)*	Maturity date	Interest rate	annum	Security**
Mandiri
2021 - 2022	Nutech, Mitratel	3,100	July 26, 2023 - September 27, 2023	Monthly	3.85% - 9.00%	Trade receivables and property and equipment

2020	Finnet	500	April 28, 2023	Monthly	1 month JIBOR + 1.30%	None

BNI
2014 - 2017	GSD, Sigma[a]	350	November 7, 2023 - January 9, 2024	Monthly	7.90% - 8.50%	Trade receivables and property and equipment
2017 - 2021	Metranet, Telkom Infra, Infomedia[b]	1,135	February 18, 2023 - June 6, 2023	Monthly	1 month JIBOR + 2.00% - 2.50%	Trade receivables
HSBC
2014	Sigma[c,e]	400	November 17, 2023	Monthly	Under BLR 7.40%	Trade receivables
2018 - 2019	Sigma[d], Metra, PINS, Metranet,Telkomsat, GSD, Melon	2,250	January 31, 2023 - December 31, 2023	Monthly, Quarterly	1 month JIBOR + 0.80% 3 month JIBOR + 1.00%	None
MUFG Bank
2018 - 2022	Infomedia, Metra, GSD, Telkom Infra, Mitratel	2,430	June 21, 2023 - October 31, 2023	Monthly	1 month JIBOR + 0.70% 3 month JIBOR + 0.40%	None
DBS
2018	Telkom Infra, Infomedia	475	July 31, 2023	Monthly	1 month JIBOR + 1.20% - 1.45%	Trade receivables

*   In original currency

** Refer to Note 6 and Note 12 for details of trade receivables and property and equipment pledged as collateral.

[a] Based on the latest amendment on July 28, 2022.

[b] Based on the latest amendment on March 28, 2018 and July 6, 2018.

[c] Based on the latest amendment on July 16, 2018 and November 17, 2021.

[d] Based on the latest amendment on April 23, 2021.

[e] Unsettled loan will be automatically extended.

Schedule of current maturities of long-term borrowings

	Notes	2021	2022
Two-step loans	20a	138	118
Bonds	20b	2,200	—
Bank loans	20c	6,311	7,788
Other borrowings	20d	1,041	952
Total		9,690	8,858